Related Party Transactions - Additional Information (Detail) (USD $)	6 Months Ended			0 Months Ended	6 Months Ended	1 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 27, 2014 Newbuildings [Member] BG International Limited [Member]	Jun. 27, 2014 Newbuildings [Member] BG International Limited [Member] Shipbuilding supervision and crew training services [Member] Vessel	Jun. 30, 2014 Newbuildings [Member] BG International Limited [Member] Shipbuilding supervision and crew training services [Member] Vessel	Mar. 31, 2014 Teekay Corporation [Member] Agreement	Jul. 31, 2013 Teekay Corporation [Member]	Mar. 31, 2013 Teekay Corporation [Member] Exmar LPG BVBA [Member]	Jun. 30, 2014 Liquefied Natural Gas [Member] Daewoo Shipbuilding [Member] Vessel	Dec. 31, 2013 Liquefied Natural Gas [Member] Daewoo Shipbuilding [Member]	Jun. 30, 2014 Subsidiary of Common Parent [Member] Liquefied Natural Gas [Member] Charters-out [Member] Vessel
Related Party Transaction [Line Items]
Number of vessels				4	4				5		2
Advances to affiliates	$ 21,036,000	$ 6,634,000
Advances from affiliates	46,271,000	19,270,000			0
One-time fee to Teekay Corporation for its support in Partnership's successful acquisition								2,700,000
Equity method investment ownership percentage			30.00%				52.00%	50.00%
Shipbuilding and site supervision costs									800,000	200,000
Number of interest rate swap agreements						2
Novation of derivative liabilities	$ (2,985,000)					$ 2,985,000